Leases - Summary of supplemental information related to operating leases (Detail) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Leases [Abstract]
Operating lease right-of-use assets, net	$ 3,429	¥ 23,873
Operating lease liabilities - current		4,166
Operating lease liabilities - non-current	$ 3,046	21,206
Total operating lease liabilities		¥ 25,372
Weighted average remaining lease term	5 years	5 years
Weighted average discount rate	4.35%	4.35%